INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES	The provision for income taxes consisted of the following:
	Six Months Ended August 31,
	2025	2024
	$’000	$’000

Current tax	-	163

Income tax expense	-	163

The provision for income taxes consisted of the following:

	Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Current tax	207	254
Over provision for prior years	(84)	(1)

Income tax expense	123	253

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE BASED ON INCOME BEFORE INCOME TAXES

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the six months ended August 31, 2025 and 2024 are as follows:

	Six Months Ended August 31,
	2025	2024
	$’000	$’000

Income before income taxes	54	1,048
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	9	178
Tax effect of non-deductible items	-	25
Tax effect of capital allowance	(9)	(28)
Tax holiday	-	(12)

Income tax expense	-	163

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended February 28, 2025 and February 29, 2024 are as follows:

Singapore

	Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Income before income taxes	1,190	1,382
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	202	235
Tax effect of non-deductible items	48	69
Tax effect of capital allowance	(30)	(37)
Over provision for prior years	(84)	(1)
Tax holiday	(13)	(13)

Income tax expense	123	253

Cayman Islands

Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Loss before income taxes	(119)	-
Statutory income tax rate	0%	0%
Income tax expense at statutory rate	-	-
Tax effect of non-deductible items	-	-
Tax effect of capital allowance	-	-
Tax holiday	-	-

Income tax expense	-	-